Investor A Shares Investor C Shares Institutional Shares [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio - Investor C Shares
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	$ 1,828